Convertible Note Liability - Schedule of Using the Black-Scholes Pricing Model (Details)	Sep. 30, 2024	Aug. 20, 2024
Share price [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	59.78	312.62
Convertible note, measurement input	59.78	312.62
Expected dividend yield [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input
Convertible note, measurement input
Exercise price [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input		298.88
Convertible note, measurement input		298.88
Risk free annual [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	3.63	3.93
Convertible note, measurement input	3.63	3.93
Expected life [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input		2
Convertible note, measurement input		2
Volatility daily [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	6.3	17.7
Convertible note, measurement input	6.3	17.7
Expiry date [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input		August 20, 2026
Conversion price [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	224.2
Convertible note, measurement input	224.2
Prepayment amount [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	130
Convertible note, measurement input	130
Discount rate shares [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	3.63
Convertible note, measurement input	3.63
Discount rate cash [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	17.47
Convertible note, measurement input	17.47
Volatility annual [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	100
Convertible note, measurement input	100